Stock-Based Compensation (Summary of Restricted Stock Unit Activity) (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Units
Outstanding at end of year (in shares)	500
Restricted Stock
Units
Outstanding at beginning of year (in shares)	2,128	1,713	2,085	1,627
Shares granted (in shares)		1,340	907	1,272
Shares vested (in shares)		(863)	(1,230)	(759)
Shares canceled (in shares)		(62)	(49)	(55)
Outstanding at end of year (in shares)	1,300	2,128	1,713	2,085
Weighted Average Price at Grant
Weighted Average Price at Grant, Beginning of year (in dollars per share)	$ 5.86	$ 6.56	$ 7.03	$ 8.30
Weighted Average Price at Grant, Shares granted (in dollars per share)		5.36	6.64	6.46
Weighted Average Price at Grant, Shares vested (in dollars per share)		6.50	7.41	8.82
Weighted Average Price at Grant, Shares canceled (in dollars per share)		5.82	6.41	6.73
Weighted Average Price at Grant, End of year (in dollars per share)		$ 5.86	$ 6.56	$ 7.03
Performance stock units
Units
Outstanding at beginning of year (in shares)	1,584	775	820	336
Shares granted (in shares)		809	526	484
Shares vested (in shares)		0	(323)	0
Shares canceled (in shares)	(346)	0	(248)	0
Outstanding at end of year (in shares)	700	1,584	775	820
Weighted Average Price at Grant
Weighted Average Price at Grant, Beginning of year (in dollars per share)	$ 5.82	$ 6.31	$ 6.07	$ 6.38
Weighted Average Price at Grant, Shares granted (in dollars per share)		5.36	6.64	5.85
Weighted Average Price at Grant, Shares vested (in dollars per share)		0	6.19	0
Weighted Average Price at Grant, Shares canceled (in dollars per share)		0	6.38	0
Weighted Average Price at Grant, End of year (in dollars per share)		$ 5.82	$ 6.31	$ 6.07